Summary of Significant Accounting Policies (Details) - USD ($)			1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Summary of Significant Accounting Policies [Line Items]
Capitalized deferred offering costs (in Dollars)	$ 673,264	$ 619,925			$ 673,264		$ 619,925
Percentage of ownership	40.00%				40.00%
New shares issued (in Shares)	20,000	20,000			20,000		20,000
Investment Owned, Fair Value (in Dollars)	$ 40,000				$ 40,000
Fair value of per share (in Dollars per share)	$ 2	$ 2			$ 2		$ 2
Investment in joint venture (in Dollars)	$ 59,991	$ 57,753			$ 59,991		$ 57,753
joint venture’s net loss (in Dollars)					2,238		8,647
Consulting services (in Dollars)					99,647		484,521
Deferred revenue (in Dollars)	$ 35,000	$ 35,000			$ 35,000		$ 35,000	$ 40,000	$ 60,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number (in Shares)	587,975	587,975			587,975		587,975
Stock Issued During Period, Shares, New Issues (in Shares)			60,000	60,000
Conversion of Stock, Shares Issued (in Shares)					285,714
Segment reporting, description					The CODM has been identified as the Chief Executive Officer, who reviews the operating results for the Company as a whole to make decisions about allocating resources and assessing financial performance. Accordingly, management has determined that the Company only has one operating and reportable segment.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]					Chief Executive Officer
Number of operating segments					1
Number of reportable segments					1
Federal deposit insurance corporation insurance (in Dollars)		$ 250,000					$ 250,000
Fair value (in Dollars)		40,000					40,000
Initial investment (in Dollars)		120,000					120,000
Joint venture partners (in Dollars)		$ 53,600					53,600
Advertising costs (in Dollars)							$ 3,965
Realized upon settlement rate							50.00%
Stock Options [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion shares (in Shares)					285,714
Dilutive securities price (in Dollars per share)	$ 0.01				$ 0.01
Preferred dividend conversion of shares (in Shares)					9,100
Diluted option shares (in Shares)					587,975
Advertising costs (in Dollars)								$ 7,859
Customer Concentration Risk [Member] | Related Party Property Accounted [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					79.00%	53.00%	65.00%	63.00%
Customer Concentration Risk [Member] | Related Party Property Accounted [Member] | Total Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					72.00%		75.00%	69.00%
Customer Concentration Risk [Member] | Related Party Property Accounted [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					57.00%	15.00%	32.00%	21.00%
Customer Concentration Risk [Member] | Related Party Property Accounted [Member] | Total Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage	46.00%	52.00%					52.00%	63.00%
Customer Concentration Risk [Member] | Two Related Party Properties Accounted [Member] | Total Revenues [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage						11.00%
Customer Concentration Risk [Member] | Customer Five [Member] | Total Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage							31.00%
Consulting services – EB5
Summary of Significant Accounting Policies [Line Items]
Consulting services (in Dollars)					$ 208,900
Joint Venture Agreements [Member]
Summary of Significant Accounting Policies [Line Items]
New shares issued (in Shares)	10,000	10,000			10,000		10,000
Investment Owned, Fair Value (in Dollars)	$ 20,000				$ 20,000
Fair value of per share (in Dollars per share)	$ 2	$ 2			$ 2		$ 2
Fair value (in Dollars)		$ 20,000					$ 20,000
Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Conversion shares (in Shares)					9,100
IPO [Member] | Series B Preferred Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)					200,000